Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Information
Schedule of the revenue information of the Group

	Year Ended December 31,
	2018	2019	2020
	$	$	$
E-commerce	320,271,080	547,184,192	547,895,262
Online advertising	138,371,646	143,778,573	170,782,688
Listing	3,387,930	1,642,190	848,033
	462,030,656	692,604,955	719,525,983